Company financial information (Parent Corporation) - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	$ 3,617	$ 4,441	$ 4,266
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Net cash provided by operating activities	5,038	96	5,996
Investing activities
Other, net	(728)	676	(153)
Net cash (used for) provided by investing activities	(78,455)	(10,548)	3,299
Financing activities
Net proceeds from the issuance of long-term debt	2,993	2,993	5,143
Repayments of long-term debt	(5,200)	(5,250)	(3,650)
Issuance of common stock	12	21	40
Issuance of preferred stock	1,567	0	0
Treasury stock acquired	(989)	(3,327)	(3,269)
Redemption of preferred stock	(583)	0	0
Net cash provided by (used for) financing activities	75,508	9,459	(8,098)
Change in cash and due from banks	2,152	(991)	1,125
Cash and due from banks and restricted cash at beginning of period	7,267	8,258	7,133
Cash and due from banks and restricted cash at end of period	9,419	7,267	8,258
Supplemental disclosures
Interest paid	1,236	4,400	2,711
Income taxes paid	1,341	989	983
Income taxes refunded	60	669	175
Parent Company
Operating activities
Income from consolidated investment management funds, net of noncontrolling interests	3,617	4,441	4,266
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net loss (income) of subsidiaries	(1,229)	98	795
Change in accrued interest receivable	(17)	(12)	27
Change in accrued interest payable	(26)	(17)	29
Change in taxes payable	(281)	331	224
Other, net	368	(107)	(257)
Net cash provided by operating activities	2,432	4,734	5,084
Investing activities
Sales of securities	0	0	13
Acquisitions of, investments in, and advances to subsidiaries (b)	(1,442)	1,495	(53)
Other, net	0	0	1
Net cash (used for) provided by investing activities	(1,442)	1,495	(39)
Financing activities
Net proceeds from the issuance of long-term debt	2,993	1,745	4,144
Repayments of long-term debt	(3,950)	(4,250)	(3,650)
Change in advances from subsidiaries	1,195	242	(1,561)
Issuance of common stock	58	86	120
Issuance of preferred stock	1,567	0	0
Treasury stock acquired	(989)	(3,327)	(3,269)
Redemption of preferred stock	(583)	0	0
Cash dividends paid	(1,296)	(1,289)	(1,221)
Net cash provided by (used for) financing activities	(1,005)	(6,793)	(5,437)
Change in cash and due from banks	(15)	(564)	(392)
Cash and due from banks and restricted cash at beginning of period	345	909	1,301
Cash and due from banks and restricted cash at end of period	330	345	909
Supplemental disclosures
Interest paid	546	958	629
Income taxes paid	3	2	12
Income taxes refunded	0	0	7
Payments received from subsidiaries for taxes	(736)	823	837
Payments for acquisition of investments in and advances to subsidiaries	3,715	2,139	2,807
Proceeds from sale of investments in and advances from subsidiaries	$ 2,273	$ 3,634	$ 2,754